Cover	Jun. 01, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	true
Document Period End Date	Jun. 01, 2026
Entity File Number	001-42540
Entity Registrant Name	Live Oak ACQUISITION CORP. V
Entity Central Index Key	0002048951
Entity Tax Identification Number	61-2235506
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4921 William Arnold Road
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38117
City Area Code	901
Local Phone Number	270-3107
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	LOKVU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	LOKV
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	LOKVW
Security Exchange Name	NASDAQ